UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Semiannual report

Global / international equity funds

Delaware Emerging Markets Fund

Delaware Global Value Fund

Delaware International Value Equity Fund

May 31, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2013 to May 31, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*

Actual Fund return†
Class A	$1,000.00	$1,027.20	1.68%	$8.49
Class B	1,000.00	1,025.60	1.97%	9.95
Class C	1,000.00	1,023.00	2.43%	12.26
Class R	1,000.00	1,025.70	1.93%	9.75
Institutional Class	1,000.00	1,028.10	1.43%	7.23

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.55	1.68%	$8.45
Class B	1,000.00	1,015.11	1.97%	9.90
Class C	1,000.00	1,012.81	2.43%	12.19
Class R	1,000.00	1,015.31	1.93%	9.70
Institutional Class	1,000.00	1,017.80	1.43%	7.19

Delaware Global Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*

Actual Fund return†
Class A	$1,000.00	$1,048.40	1.55%	$7.92
Class B	1,000.00	1,047.10	1.94%	9.90
Class C	1,000.00	1,044.30	2.30%	11.72
Institutional Class	1,000.00	1,049.70	1.30%	6.64

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Class B	1,000.00	1,015.26	1.94%	9.75
Class C	1,000.00	1,013.46	2.30%	11.55
Institutional Class	1,000.00	1,018.45	1.30%	6.54

2

Delaware International Value Equity Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*

Actual Fund return†
Class A	$1,000.00	$1,039.50	1.41%	$7.17
Class B	1,000.00	1,040.00	1.41%	7.17
Class C	1,000.00	1,035.90	2.16%	10.96
Class R	1,000.00	1,038.60	1.66%	8.44
Institutional Class	1,000.00	1,041.00	1.16%	5.90

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.41%	$7.09
Class B	1,000.00	1,017.90	1.41%	7.09
Class C	1,000.00	1,014.16	2.16%	10.85
Class R	1,000.00	1,016.65	1.66%	8.35
Institutional Class	1,000.00	1,019.15	1.16%	5.84

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	97.61%
Argentina	3.38%
Bahrain	0.05%
Brazil	16.91%
Canada	0.03%
Chile	1.10%
China/Hong Kong	19.31%
Cyprus	0.11%
India	6.75%
Israel	2.61%
Malaysia	0.83%
Mexico	7.15%
Netherlands	1.25%
Peru	0.56%
Poland	1.03%
Republic of Korea	18.71%
Russia	6.69%
South Africa	1.93%
Taiwan	4.61%
Thailand	1.43%
Turkey	1.42%
United Kingdom	0.05%
United States	1.70%

Preferred Stock	2.25%

Exchange-Traded Fund	0.59%

Participation Notes	0.00%

Right	0.05%

Total Value of Securities	100.50%

Liabilities Net of Receivables and Other Assets	(0.50%)

Total Net Assets	100.00%

4

Common stock, participation notes and preferred stock by sector²	Percentage of net assets

Consumer Discretionary	5.90%
Consumer Staples	9.16%
Energy	17.13%
Financials	11.03%
Healthcare	2.61%
Industrials	6.41%
Information Technology*	26.00%
Materials	6.09%
Telecommunication Service	15.15%
Utilities	0.38%

Total	99.86%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, computers, internet, semiconductors, and software. As of May 31, 2014, such amounts, as a percentage of total net assets, were 1.70%, 13.53%, 10.10%, and 0.67%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

5

Security type / country and sector allocations
Delaware Global Value Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	99.11%
Australia	1.47%
Canada	5.69%
China/Hong Kong	1.42%
Denmark	1.42%
France	11.05%
Germany	1.02%
Indonesia	1.17%
Israel	2.67%
Italy	3.87%
Japan	10.14%
Netherlands	1.23%
Norway	1.83%
Russia	1.86%
Switzerland	3.15%
United Kingdom	4.42%
United States	46.70%

Short-Term Investments	0.77%

Securities Lending Collateral	1.55%

Total Value of Securities	101.43%

Obligation to Return Securities Lending Collateral	(1.55%)

Receivables and Other Assets Net of Liabilities	0.12%

Total Net Assets	100.00%

6

Common stock by sector	Percentage of net assets

Consumer Discretionary	13.74%
Consumer Staples	6.05%
Energy	8.89%
Financials	19.77%
Healthcare	11.82%
Industrials	15.61%
Information Technology	13.32%
Materials	4.01%
Telecommunication Services	5.19%
Utilities	0.71%

Total	99.11%

7

Security type / country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	98.11%
Australia	1.47%
Canada	7.47%
China/Hong Kong	5.45%
Denmark	2.20%
France	20.33%
Germany	6.13%
Indonesia	1.20%
Israel	3.90%
Italy	4.17%
Japan	18.09%
Netherlands	2.24%
Norway	2.10%
Russia	2.02%
Sweden	3.79%
Switzerland	6.98%
United Kingdom	10.33%
United States	0.24%

Short-Term Investments	1.55%

Securities Lending Collateral	4.56%

Total Value of Securities	104.22%

Obligation to Return Securities Lending Collateral	(4.56%)

Receivables and Other Assets Net of Liabilities	0.34%

Total Net Assets	100.00%

8

Common stock by sector	Percentage of net assets

Consumer Discretionary	16.45%
Consumer Staples	8.77%
Energy	8.04%
Financials	16.76%
Healthcare	12.79%
Industrials	14.34%
Information Technology	6.62%
Materials	7.31%
Telecommunication Services	5.79%
Utilities	1.24%

Total	98.11%

9

Schedules of investments
Delaware Emerging Markets Fund	May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.61%Δ

Argentina – 3.38%
Arcos Dorados Holdings Class A @	3,000,000	$26,700,000
Cresud ADR @	1,442,769	18,121,179
Grupo Clarin Class B GDR 144A #@=	353,200	2,799,772
IRSA Inversiones y Representaciones ADR @	867,000	13,568,550
MercadoLibre	143,500	12,207,545
Pampa Energia ADR †	95,300	846,264
YPF ADR	800,000	23,904,000

		98,147,310

Bahrain – 0.05%
Aluminum Bahrain ADR 144A #@	221,400	1,303,736

		1,303,736

Brazil – 16.91%
AES Tiete	597,480	3,872,000
America Latina Logistica	6,192,900	22,499,032
B2W Cia Digital @†	3,366,500	43,272,946
Banco Santander Brasil ADR	3,012,000	20,361,120
Brasil Foods ADR	1,531,400	33,047,612
Braskem ADR	321,033	4,176,639
Centrais Eletricas Brasileiras	2,140,204	6,342,619
Cia Siderurgica Nacional ADR	1,800,000	6,984,000
Fibria Celulose ADR †	1,800,000	16,974,000
Gerdau @	2,764,900	13,487,919
Gol Linhas Aereas Inteligentes ADR †	4,279,716	25,293,122
Hypermarcas	5,200,000	42,170,003
Itau Unibanco Holding ADR	3,600,000	55,800,000
Petroleo Brasileiro ADR	5,755,000	81,145,500
Telefonica Brasil ADR	1,369,437	27,539,378
Tim Participacoes ADR	3,217,500	87,644,700

		490,610,590

Canada – 0.03%
Gran Tierra Energy †	134,900	973,978

		973,978

Chile – 1.10%
Sociedad Quimica y Minera de Chile ADR	1,050,000	31,752,000

		31,752,000

China/Hong Kong – 19.31%
Baidu ADR †	790,000	131,140,000
China Mengniu Dairy	4,860,000	23,851,953
China Mobile ADR	800,000	39,248,000
China Petroleum & Chemical	15,000,000	13,601,274
China Unicom Hong Kong ADR	33,116	495,415

10

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
CNOOC ADR	150,000	$25,683,000
Fosun International	2,886,500	3,406,636
Guangshen Railway	11,000,000	4,157,127
Hollysys Automation Technologies †	550,000	11,555,500
Kunlun Energy	13,500,000	22,009,687
NetEase ADR	76,200	5,422,392
PetroChina Class H	25,340,000	30,233,008
Qunar Cayman Islands ADR †	236,682	5,687,468
Shanda Games ADR †	2,122,400	14,156,408
SINA †	1,523,000	68,245,630
Sinotrans	15,326,332	8,619,017
Sohu.com †	1,369,400	79,096,544
Tianjin Development Holdings @†	15,559,550	12,643,596
Tom Group †	5,428,000	1,085,187
Travelsky Technology	6,221,000	5,295,868
Uni-President China Holdings @	39,098,000	30,358,761
Youku Tudou ADR †	1,250,000	24,375,000

		560,367,471

Cyprus – 0.11%
Qiwi ADR	71,500	3,020,875

		3,020,875

India – 6.75%
ICICI Bank	1,100,000	26,351,128
Indiabulls Infrastructure and Power GDR †	300,961	31,571
Indiabulls Real Estate GDR	102,021	148,645
Reliance Industries	6,000,000	107,917,898
Reliance Industries GDR 144A #	1,400,000	50,078,000
Tata Chemicals @	2,198,589	11,272,434

		195,799,676

Israel – 2.61%
Teva Pharmaceutical Industries ADR	1,500,000	75,735,000

		75,735,000

Malaysia – 0.83%
Hong Leong Bank @	3,059,889	13,206,237
UEM Sunrise @	17,000,000	10,836,443

		24,042,680

Mexico – 7.15%
America Movil Series L ADR	2,400,000	46,392,000
Cemex ADR †	2,600,000	33,462,000
Empresas ICA †	4,500,000	9,107,314

11

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Mexico (continued)
Fomento Economico Mexicano ADR	146,122	$13,883,051
Grupo Financiero Santander
Mexico Class B ADR	2,000,000	26,800,000
Grupo Lala	2,724,000	6,864,716
Grupo Televisa ADR	2,100,000	70,980,000

		207,489,081

Netherlands – 1.25%
Yandex Class A †	1,168,200	36,377,748

		36,377,748

Peru – 0.56%
Cia de Minas Buenaventura ADR	1,530,573	16,361,825

		16,361,825

Poland – 1.03%
Jastrzebska Spolka Weglowa	254,155	3,932,374
Orange Polska	7,500,000	25,833,938

		29,766,312

Republic of Korea – 18.71%
Daum Communications	120,000	11,497,992
E-Mart	110,000	25,217,988
Hite Jinro	680,000	14,390,124
KB Financial Group ADR	1,200,000	40,824,000
KCC @	118,000	67,745,665
KT ADR	1,695,500	25,212,085
LG Display ADR †	21,331	281,996
LG Electronics	250,000	17,855,393
LG Uplus	1,840,040	17,288,120
Lotte Chilsung Beverage @	23,000	35,828,353
Lotte Confectionery @	10,719	18,493,347
Samsung Electronics	100,000	141,373,567
Samsung Life Insurance	350,000	34,255,903
SK Communications †	171,609	1,334,942
SK Telecom	69,471	14,939,634
SK Telecom ADR	3,204,700	76,368,001

		542,907,110

Russia – 6.69%
Chelyabinsk Zink Plant GDR †	143,300	571,466
Enel OGK-5 GDR †	21,161	28,231
Etalon Group GDR 144A #@=†	1,616,300	7,580,447
Gazprom ADR	4,000,000	32,604,000
LUKOIL ADR	170,000	9,615,200

12

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Russia (continued)
LUKOIL ADR (London International Exchange)	167,328	$9,467,418
MegaFon GDR	450,000	13,513,500
Mobile Telesystems ADR	1,100,000	20,339,000
Rosneft GDR †	7,207,463	47,007,074
Sberbank =†	12,000,000	29,060,687
Sberbank of Russia ADR †	1,000,000	10,045,000
Surgutneftegas ADR	500,000	3,667,500
TGK-5 †	35,084,000	1,828
X5 Retail Group GDR †	526,952	10,644,430

		194,145,781

South Africa – 1.93%
Anglo American Platinum †	80,000	3,407,792
Impala Platinum Holdings	500,000	5,230,697
Sasol	400,000	22,489,162
Sun International	290,543	2,908,860
Tongaat Hulett @	838,307	10,960,740
Vodacom Group	900,000	10,907,957

		55,905,208

Taiwan – 4.61%
Hon Hai Precision Industry	12,100,000	37,225,811
MediaTek	3,000,000	48,644,869
Taiwan Semiconductor Manufacturing	7,000,000	27,851,768
United Microelectronics	43,000,000	20,115,536

		133,837,984

Thailand – 1.43%
Airports of Thailand-Foreign	5,000,000	28,538,813
Bangkok Bank-Foreign	2,300,000	12,952,816

		41,491,629

Turkey – 1.42%
Turk Telekomunikasyon	951,192	2,752,806
Turkcell Iletisim Hizmetleri ADR †	2,000,000	31,000,000
Turkiye Sise ve Cam Fabrikalari	5,342,414	7,412,236

		41,165,042

United Kingdom – 0.05%
Griffin Mining @†	3,056,187	1,472,799

		1,472,799

United States – 1.70%
SunEdison †	1,500,000	29,535,000

13

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States (continued)
Yahoo †	570,900	$19,781,685

		49,316,685

Total Common Stock (cost $2,636,158,425)		2,831,990,520

Preferred Stock – 2.25%Δ

Brazil – 0.79%
Braskem Class A 3.97%	1,049,994	6,795,168
Vale Class A 6.97%	1,400,000	16,089,799

		22,884,967

Republic of Korea – 0.89%
Samsung Electronics 1.30%	23,662	25,662,618

		25,662,618

Russia – 0.57%
AK Transneft 0.86%=	7,239	16,575,272

		16,575,272

Total Preferred Stock (cost $45,373,871)		65,122,857

Exchange-Traded Fund – 0.59%

iShares MSCI Turkey	300,500	17,221,655

Total Exchange-Traded Fund (cost $13,682,561)		17,221,655

Participation Notes – 0.00%

Lehman Indian Oil
CW 12 LEPO 144A#@=	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO 144A#@=	254,590	0

Total Participation Notes (cost $8,559,056)		0

Right – 0.05%

Uni-President China Holdings exercise price HKD 4.56, expiration date 6/25/14 †	7,819,600	1,472,551

Total Right (cost $0)		1,472,551

Total Value of Securities – 100.50% (cost $2,703,773,913)		$2,915,807,583

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $61,761,955, which represents 2.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

14

@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $339,652,924, which represents 11.71% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2014, the aggregate value of fair valued securities was $56,016,178, which represented 1.93% of the Fund’s net assets. See Note 1 in “Notes to financial statements”.

†	Non income producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 5 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at May 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	KRW 7,743,444,750	USD (7,606,079)	6/2/14	$(20,825)
BNYM	KRW 1,965,880,000	USD (1,924,579)	6/3/14	1,043

				$(19,782)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

KRW – South Korean Won

LEPO – Low Exercise Price Option

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

15

Schedules of investments
Delaware Global Value Fund	May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.11%Δ

Australia – 1.47%
Coca-Cola Amatil	43,696	$384,759

		384,759

Canada – 5.69%
CGI Group Class A †	21,643	736,639
WestJet Airlines	21,902	491,717
Yamana Gold	34,702	258,949

		1,487,305

China/Hong Kong – 1.42%
CNOOC	217,000	372,258

		372,258

Denmark – 1.42%
Carlsberg Class B	3,565	371,889

		371,889

France – 11.05%
AXA	18,882	466,150
Lafarge	5,411	467,434
Sanofi	6,036	645,426
Teleperformance	7,633	477,655
Total	5,676	398,328
Vinci	5,826	431,251

		2,886,244

Germany – 1.02%
Stada Arzneimittel *	5,661	265,853

		265,853

Indonesia – 1.17%
Bank Rakyat Indonesia Persero	349,631	305,459

		305,459

Israel – 2.67%
Teva Pharmaceutical Industries ADR	13,800	696,762

		696,762

Italy – 3.87%
Saipem †	17,178	447,734
UniCredit	64,670	563,771

		1,011,505

Japan – 10.14%
East Japan Railway	5,700	434,843
ITOCHU	28,753	339,833
Mitsubishi UFJ Financial Group	38,754	218,166
Nippon Telegraph & Telephone	14,668	870,700
Nitori Holdings	9,014	442,353

16

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan (continued)
Toyota Motor	6,050	$342,428

		2,648,323

Netherlands – 1.23%
Koninklijke Philips Electronics	10,164	321,033

		321,033

Norway – 1.83%
Subsea 7	23,949	478,748

		478,748

Russia – 1.86%
Mobile Telesystems ADR	26,300	486,287

		486,287

Switzerland – 3.15%
Aryzta †	8,835	823,857

		823,857

United Kingdom – 4.42%
National Grid	12,418	185,254
Rio Tinto	6,266	321,079
Standard Chartered	28,783	647,703

		1,154,036

United States – 46.70%
American Airlines Group †	11,100	445,776
American Express	2,800	256,200
Apple	1,200	759,600
Caterpillar	6,400	654,272
Cintas	7,200	447,264
Delphi Automotive	6,300	435,078
Goldman Sachs Group	3,600	575,316
Halliburton	9,700	627,008
International Business Machines	1,700	313,412
Johnson & Johnson	5,900	598,614
JPMorgan Chase	7,700	427,889
Lowe’s	9,300	437,844
Mylan †	9,300	463,512
NASDAQ OMX Group	14,200	538,180
Omnicom Group	5,800	412,670
Oracle	15,100	634,502
Pfizer	14,100	417,783
Target	3,900	221,364
Time Warner	10,800	754,164
Travelers	6,400	598,080
Viacom Class B	6,400	546,112

17

Schedules of investments

Delaware Global Value Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States (continued)
Wells Fargo	11,200	$568,736
WESCO International *†	6,000	512,520
Western Union	34,500	557,865

		12,203,761

Total Common Stock (cost $20,578,887)		25,898,079

	Principal amount°

Short-Term Investments – 0.77%

Discount Notes – 0.35%≠
Federal Home Loan Bank
0.04% 6/18/14	66,676	66,675
0.05% 7/28/14	981	981
0.05% 8/15/14	9,132	9,131
0.075% 11/19/14	14,495	14,491

		91,278

Repurchase Agreements – 0.38%
Bank of America Merrill Lynch 0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $32,469 (collateralized by U.S. government obligations 0.00% – 2.50% 8/15/23 - 1/15/28; market value $33,118)	32,469	32,469
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $66,532 (collateralized by U.S. government obligations 0.75% – 5.375% 5/31/15 - 2/15/31; market value $67,862)	66,531	66,531

		99,000

U.S. Treasury Obligation – 0.04%≠
U.S. Treasury Bill 0.093% 11/13/14	10,002	10,000

		10,000

Total Short-Term Investments (cost $200,274)		200,278

Total Value of Securities Before Securities Lending Collateral – 99.88% (cost $20,779,161)		26,098,357

18

	Number of shares	Value (U.S. $)

Securities Lending Collateral – 1.55%**

Investment Company
Delaware Investments Collateral Fund No.1	406,044	$406,044

Total Securities Lending Collateral (cost $406,044)		406,044

Total Value of Securities – 101.43% (cost $21,185,205)		$26,504,401¡

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

≠	The rate shown is the effective yield at the time of purchase.

¡	Includes $390,879 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 7 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at May 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CHF	(4,165)	USD	4,638	6/2/14	$(13)
BNYM	DKK	(85,663)	USD	15,627	6/2/14	(19)

						$(32)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CHF – Swiss Franc

DKK – Danish Krone

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments
Delaware International Value Equity Fund	May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.11%Δ

Australia – 1.47%
Coca-Cola Amatil	548,685	$4,831,372

		4,831,372

Canada – 7.47%
AuRico Gold	540,229	1,868,615
CGI Group Class A †	383,873	13,065,456
WestJet Airlines	308,190	6,919,102
Yamana Gold	361,772	2,699,567

		24,552,740

China/Hong Kong – 5.45%
CNOOC	3,663,000	6,283,789
Techtronic Industries	1,362,000	4,295,255
Yue Yuen Industrial Holdings	2,369,000	7,333,467

		17,912,511

Denmark – 2.20%
Carlsberg Class B	69,479	7,247,822

		7,247,822

France – 20.33%
AXA *	447,048	11,036,521
Kering *	22,361	4,941,216
Lafarge *	78,726	6,800,823
Publicis Groupe *	98,597	8,505,302
Sanofi *	104,026	11,123,438
Teleperformance *	138,996	8,698,049
Total *	94,549	6,635,216
Vinci	122,985	9,103,566

		66,844,131

Germany – 6.13%
Bayerische Motoren Werke	45,480	5,709,427
Deutsche Post	231,220	8,576,567
Stada Arzneimittel *	125,278	5,883,335

		20,169,329

Indonesia – 1.20%
Bank Rakyat Indonesia Persero	4,500,800	3,932,176

		3,932,176

Israel – 3.90%
Teva Pharmaceutical Industries ADR	254,000	12,824,460

		12,824,460

Italy – 4.17%
Saipem †	253,914	6,618,112

20

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Italy (continued)
UniCredit	812,389	$7,082,134

		13,700,246

Japan – 18.09%
Don Quijote Holdings	48,600	2,864,862
East Japan Railway	90,644	6,915,073
ITOCHU	698,060	8,250,392
KDDI	12,300	731,462
Mitsubishi UFJ Financial Group	1,810,857	10,194,243
Nippon Telegraph & Telephone	183,228	10,876,490
Nitori Holdings	135,694	6,659,051
Toyota Motor	229,400	12,983,970

		59,475,543

Netherlands – 2.24%
Koninklijke Philips Electronics *	233,465	7,374,072

		7,374,072

Norway – 2.10%
Subsea 7	345,663	6,909,906

		6,909,906

Russia – 2.02%
Mobile Telesystems ADR	359,000	6,637,910

		6,637,910

Sweden – 3.79%
Nordea Bank	843,843	12,445,988

		12,445,988

Switzerland – 6.98%
Aryzta †	115,260	10,747,903
Novartis	136,202	12,213,994

		22,961,897

United Kingdom – 10.33%
National Grid	272,930	4,071,619
Rexam	797,090	7,101,277
Rio Tinto	108,598	5,564,717
Standard Chartered	463,243	10,424,350
Tesco	1,183,776	6,023,177
Vodafone Group	223,400	784,500

		33,969,640

21

Schedules of investments

Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States – 0.24%
Carnival	19,800	$792,594

		792,594

Total Common Stock (cost $267,906,480)		322,582,337

	Principal amount°

Short-Term Investments – 1.55%

Discount Notes – 0.89%≠
Federal Home Loan Bank
0.04% 6/18/14	2,024,119	2,024,101
0.05% 7/28/14	170,572	170,568
0.05% 8/15/14	277,216	277,199
0.075% 11/19/14	440,026	439,901

		2,911,769

Repurchase Agreements – 0.60%
Bank of America Merrill Lynch 0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $646,425 (collateralized by U.S. government obligations 0.00% – 2.50% 8/15/23 - 1/15/28; market value $659,351)	646,422	646,422
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $1,324,585 (collateralized by U.S. government obligations 0.75% – 5.375% 5/31/15 - 2/15/31; market value $1,351,069)	1,324,578	1,324,578

		1,971,000

U.S. Treasury Obligation – 0.06%≠
U.S. Treasury Bill 0.093% 11/13/14	195,372	195,331

		195,331

Total Short-Term Investments (cost $5,077,984)		5,078,100

Total Value of Securities Before Securities Lending Collateral
Lending Collateral – 99.66% (cost $272,984,464)		327,660,437

22

	Number of shares	Value (U.S. $)

Securities Lending Collateral – 4.56%**

Investment Company
Delaware Investments Collateral Fund No. 1	15,010,885	$15,010,885

Total Securities Lending Collateral (cost $15,010,885)		15,010,885

Total Value of Securities – 104.22% (cost $287,995,349)		$342,671,322¡

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

≠	The rate shown is the effective yield at the time of purchase.

¡	Includes $13,568,726 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 9 in “Security type / country and sector allocations.”

The following foreign currency exchange contract was outstanding at May 31, 2014:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CHF	(252,632)	USD	281,335	6/2/14	$(803)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

CHF – Swiss Franc

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

23

Statements of assets and liabilities
May 31, 2014 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Assets:
Investments, at value[1,2]	$2,915,807,583	$25,898,079	$322,582,337
Short-term investments held as collateral for loaned securities, at value[3]	—	406,044	15,010,885
Short-term investments, at value[4]	—	200,278	5,078,100
Foreign currencies, at value[5]	293,653	2,178	28,978
Cash	—	1,295	880
Receivable for fund shares sold	27,918,253	17,587	536,240
Dividends and interest receivable	7,695,777	78,313	1,380,822
Receivable for securities sold	4,336,804	20,299	282,130
Securities lending income receivable	—	157	15,417
Unrealized gain on foreign currency exchange contracts	1,043	—	—

Total assets	2,956,053,113	26,624,230	344,915,789

Liabilities:
Cash overdraft	25,315,661	—	—
Payable for securities purchased	18,107,799	—	—
Payable for fund shares redeemed	2,561,497	30,908	644,461
Obligation to return securities lending collateral	—	406,044	15,010,885
Investment management fees payable	2,827,121	14,957	235,412
Other accrued expenses	998,640	32,650	175,976
Distribution fees payable	273,156	8,673	50,426
Other affiliates payable	103,464	1,219	13,160
Trustees’ fees and expenses payable	17,059	161	2,027
Unrealized loss on foreign currency exchange contracts	20,825	32	803
Deferred capital gain tax	4,382,814	—	—

Total liabilities	54,608,036	494,644	16,133,150

Total Net Assets	$2,901,445,077	$26,129,586	$328,782,639

24

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund
Net Assets Consist of:
Paid-in capital	$2,703,684,779	$44,814,747	$465,880,487
Undistributed (distributions in excess of) net investment income	(25,354,641)	47,688	3,966,664
Accumulated net realized gain (loss) on investments	15,493,067	(24,051,741)	(195,735,546)
Net unrealized appreciation of investments	207,621,872	5,318,892	54,671,034

Total Net Assets	$2,901,445,077	$26,129,586	$328,782,639

[1] Investments, at cost	$2,703,773,913	$20,578,887	$267,906,480
[2] Including securities on loan	—	390,879	13,568,726
[3] Short-term investments held as collateral for loaned securities, at cost	—	406,044	15,010,885
[4] Short-term investments, at cost	—	200,274	5,077,984
[5] Foreign currencies, at cost	302,753	2,172	28,982

25

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund

Net Asset Value

Class A:
Net assets	$495,054,978	$16,997,591	$95,003,432
Shares of beneficial interest outstanding, unlimited authorization, no par	29,919,869	1,447,434	6,475,387
Net asset value per share	$16.55	$11.74	$14.67
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$17.56	$12.46	$15.56

Class B:
Net assets	$1,310,039	$1,009,299	$1,256,063
Shares of beneficial interest outstanding, unlimited authorization, no par	83,385	87,217	86,550
Net asset value per share	$15.71	$11.57	$14.51

Class C:
Net assets	$189,009,322	$5,751,171	$32,923,028
Shares of beneficial interest outstanding, unlimited authorization, no par	12,086,386	497,789	2,279,523
Net asset value per share	$15.64	$11.55	$14.44

Class R:
Net assets	$9,857,772	$—	$2,749,833
Shares of beneficial interest outstanding, unlimited authorization, no par	590,736	—	188,016
Net asset value per share	$16.69	$—	$14.63

Institutional Class:
Net assets	$2,206,212,966	$2,371,525	$196,850,283
Shares of beneficial interest outstanding, unlimited authorization, no par	132,436,370	201,279	13,365,700
Net asset value per share	$16.66	$11.78	$14.73

See accompanying notes, which are an integral part of the financial statements.

26

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Statements of operations
Delaware International Funds	Six months ended May 31, 2014 (Unaudited)

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund

Investment Income:
Dividends	$26,315,495	$286,322	$6,606,417
Interest	1,538	36	1,209
Securities lending income	—	1,509	79,406
Foreign tax withheld	(1,337,145)	(19,364)	(544,131)

	24,979,888	268,503	6,142,901

Expenses:
Management fees	15,661,328	109,149	1,357,587
Distribution expenses – Class A	628,882	20,813	127,837
Distribution expenses – Class B	7,555	5,312	7,580
Distribution expenses – Class C	900,358	28,970	163,547
Distribution expenses – Class R	18,878	—	7,294
Dividend disbursing and transfer agent fees and expenses	1,849,071	22,919	287,402
Accounting and administration expenses	462,046	4,452	53,657
Custodian fees	448,526	4,397	45,040
Registration fees	235,326	29,308	36,636
Reports and statements to shareholders	221,540	5,638	17,838
Legal fees	90,995	992	12,704
Trustees’ fees and expenses	66,237	641	7,977
Audit and tax	21,131	15,462	26,143
Other	40,956	6,108	11,874

	20,652,829	254,161	2,163,116
Less expenses waived	—	(32,071)	—
Less waived distribution expenses – Class B	(3,462)	(1,920)	(5,685)
Less expense paid indirectly	(1,045)	(37)	(132)

Total operating expenses	20,648,322	220,133	2,157,299

Net Investment Income	4,331,566	48,370	3,985,602

28

	Delaware	Delaware	Delaware
	Emerging	Global	International
	Markets	Value	Value Equity
	Fund	Fund	Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	23,771,940	1,813,662	9,235,310
Foreign currencies	198,495	(3,996)	31,510
Foreign currency exchange contracts	(793,071)	(7,396)	(138,603)

Net realized gain	23,177,364	1,802,270	9,128,217

Net change in unrealized appreciation (depreciation) of:
Investments	47,543,537	(635,166)	(338,748)
Foreign currencies	(30)	4	(2,893)
Foreign currency exchange contracts	(19,020)	(32)	(803)
Deferred capital gain tax	(4,174,830)	—	—

Net change in unrealized appreciation (depreciation)	43,349,657	(635,194)	(342,444)

Net Realized and Unrealized Gain	66,527,021	1,167,076	8,785,773

Net Increase in Net Assets Resulting from Operations	$70,858,587	$1,215,446	$12,771,375

See accompanying notes, which are an integral part of the financial statements.

29

Statements of changes in net assets

Delaware Emerging Markets Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Increase in Net Assets from Operations:
Net investment income	$4,331,566	$6,527,938
Net realized gain	23,177,364	40,261,888
Net change in unrealized appreciation (depreciation)	43,349,657	368,988,155

Net increase in net assets resulting from operations	70,858,587	415,777,981

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,652,150)	(3,756,687)
Class B	(1,305)	(9,878)
Class C	(142,676)	(202,361)
Class R	(26,826)	(14,827)
Institutional Class	(18,983,668)	(12,627,833)

	(22,806,625)	(16,611,586)

Capital Share Transactions:
Proceeds from shares sold:
Class A	133,409,811	248,382,050
Class B	5,365	7,492
Class C	28,757,420	37,157,276
Class R	5,433,282	2,834,307
Institutional Class	650,718,128	1,440,898,568

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,427,399	3,590,383
Class B	1,062	8,043
Class C	135,639	189,656
Class R	26,766	14,769
Institutional Class	11,594,662	8,041,584

	833,509,534	1,741,124,128

30

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(151,339,266)	$(320,545,792)
Class B	(716,407)	(8,006,639)
Class C	(24,114,870)	(41,708,637)
Class R	(1,186,865)	(933,175)
Institutional Class	(463,705,339)	(962,636,613)

	(641,062,747)	(1,333,830,856)

Increase in net assets derived from capital share transactions	192,446,787	407,293,272

Net Increase in Net Assets	240,498,749	806,459,667

Net Assets:
Beginning of period	2,660,946,328	1,854,486,661

End of period	$2,901,445,077	$2,660,946,328

Distributions in excess of net investment income	$(25,354,641)	$(6,879,582)

See accompanying notes, which are an integral part of the financial statements.

31

Statements of changes in net assets

Delaware Global Value Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,370	$141,043
Net realized gain	1,802,270	1,547,386
Net change in unrealized appreciation (depreciation)	(635,194)	4,206,627

Net increase in net assets resulting from operations	1,215,446	5,895,056

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(106,908)	(179,934)
Class B	—	(5,593)
Class C	—	(24,308)
Institutional Class	(17,636)	(26,060)

	(124,544)	(235,895)

Capital Share Transactions:
Proceeds from shares sold:
Class A	793,952	1,321,476
Class B	345	10
Class C	261,590	605,566
Institutional Class	369,584	252,233

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	101,818	172,168
Class B	—	5,375
Class C	—	21,422
Institutional Class	16,383	24,937

	1,543,672	2,403,187

32

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,540,006)	$(4,655,816)
Class B	(226,740)	(505,668)
Class C	(647,156)	(1,911,528)
Institutional Class	(227,175)	(544,856)

	(2,641,077)	(7,617,868)

Decrease in net assets derived from capital share transactions	(1,097,405)	(5,214,681)

Net Increase (Decrease) in Net Assets	(6,503)	444,480

Net Assets:
Beginning of period	26,136,089	25,691,609

End of period	$26,129,586	$26,136,089

Undistributed net investment income	$47,688	$123,862

See accompanying notes, which are an integral part of the financial statements.

33

Statements of changes in net assets

Delaware International Value Equity Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,985,602	$3,684,064
Net realized gain	9,128,217	14,164,599
Net change in unrealized appreciation (depreciation)	(342,444)	42,197,317

Net increase in net assets resulting from operations	12,771,375	60,045,980

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,058,829)	(1,225,107)
Class B	(6,962)	(16,953)
Class C	(120,167)	(193,459)
Class R	(23,230)	(25,179)
Institutional Class	(2,208,546)	(1,680,914)

	(3,417,734)	(3,141,612)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,622,339	12,714,093
Class B	1,183	7,448
Class C	1,593,342	3,099,303
Class R	187,111	841,843
Institutional Class	31,318,422	66,706,496

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,033,495	1,192,834
Class B	6,879	16,649
Class C	116,294	187,429
Class R	23,230	25,179
Institutional Class	2,190,119	1,662,153

	45,092,414	86,453,427

34

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(21,827,978)	$(23,394,194)
Class B	(770,732)	(1,542,365)
Class C	(3,387,118)	(6,812,238)
Class R	(448,820)	(792,688)
Institutional Class	(20,585,725)	(26,523,099)

	(47,020,373)	(59,064,584)

Increase (decrease) in net assets derived from capital share transactions	(1,927,959)	27,388,843

Net Increase in Net Assets	7,425,682	84,293,211

Net Assets:
Beginning of period	321,356,957	237,063,746

End of period	$328,782,639	$321,356,957

Undistributed net investment income	$3,966,664	$3,398,796

See accompanying notes, which are an integral part of the financial statements.

35

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

36

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.230	$13.500	$13.050	$14.860	$12.880	$7.940

0.015	0.023	0.077	0.094	0.151	0.043
0.422	2.816	0.642	(1.819)	1.834	5.736

0.437	2.839	0.719	(1.725)	1.985	5.779

(0.117)	(0.109)	(0.130)	(0.085)	(0.005)	(0.016)
—	—	(0.139)	—	—	(0.823)

(0.117)	(0.109)	(0.269)	(0.085)	(0.005)	(0.839)

$16.550	$16.230	$13.500	$13.050	$14.860	$12.880

2.72%	21.16%	5.67%	(11.70%)	15.42%	79.84%

$495,055	$498,686	$470,670	$542,207	$546,275	$399,840
1.68%	1.71%	1.70%	1.78%	1.85%	1.91%
1.68%	1.75%	1.75%	1.83%	1.90%	1.98%
0.19%	0.16%	0.59%	0.63%	1.10%	0.45%
0.19%	0.12%	0.54%	0.58%	1.05%	0.38%
15%	24%	15%	19%	27%	37%

37

Financial highlights

Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

38

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$15.330	$12.770	$12.340	$14.080	$12.300	$7.640

(0.008)	(0.083)	(0.020)	(0.018)	0.046	(0.025)
0.400	2.660	0.615	(1.722)	1.734	5.508

0.392	2.577	0.595	(1.740)	1.780	5.483

(0.012)	(0.017)	(0.026)	—	—	—
—	—	(0.139)	—	—	(0.823)

(0.012)	(0.017)	(0.165)	—	—	(0.823)

$15.710	$15.330	$12.770	$12.340	$14.080	$12.300

2.56%	20.20%	4.84%	(12.36%)	14.47%	78.59%

$1,310	$2,003	$9,021	$13,359	$19,030	$20,022
1.97%	2.46%	2.45%	2.53%	2.60%	2.66%
2.43%	2.46%	2.45%	2.53%	2.60%	2.68%
(0.10% )	(0.59% )	(0.16% )	(0.12% )	0.35%	(0.30% )
(0.56% )	(0.59% )	(0.16% )	(0.12% )	0.35%	(0.32% )
15%	24%	15%	19%	27%	37%

39

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

40

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$15.300	$12.740	$12.320	$14.050	$12.270	$7.630

(0.042)	(0.083)	(0.020)	(0.017)	0.046	(0.026)
0.394	2.660	0.605	(1.713)	1.734	5.489

0.352	2.577	0.585	(1.730)	1.780	5.463

(0.012)	(0.017)	(0.026)	—	—	—
—	—	(0.139)	—	—	(0.823)

(0.012)	(0.017)	(0.165)	—	—	(0.823)

$15.640	$15.300	$12.740	$12.320	$14.050	$12.270

2.30%	20.25%	4.85%	(12.31%)	14.51%	78.68%

$189,009	$180,168	$155,040	$194,124	$222,957	$157,383
2.43%	2.46%	2.45%	2.53%	2.60%	2.66%
2.43%	2.46%	2.45%	2.53%	2.60%	2.68%
(0.56% )	(0.59% )	(0.16% )	(0.12% )	0.35%	(0.30% )
(0.56% )	(0.59% )	(0.16% )	(0.12% )	0.35%	(0.32% )
15%	24%	15%	19%	27%	37%

41

Financial highlights

Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets were less than $500.
[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended	Year ended				8/31/09[2]
5/31/14[1]					to
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.350	$13.600	$13.140	$14.960	$13.010	$11.520

(0.004)	(0.014)	0.044	0.056	0.123	(0.030)
0.421	2.839	0.649	(1.833)	1.832	1.520

0.417	2.825	0.693	(1.777)	1.955	1.490

(0.077)	(0.075)	(0.094)	(0.043)	(0.005)	—
—	—	(0.139)	—	—	—

(0.077)	(0.075)	(0.233)	(0.043)	(0.005)	—

$16.690	$16.350	$13.600	$13.140	$14.960	$13.010

2.57%	20.86%	5.41%	(11.93% )	15.03%	12.93%

$9,858	$5,282	$2,691	$1,500	$440	$—	[5]
1.93%	1.96%	1.95%	2.03%	2.10%	2.11%
1.93%	2.04%	2.05%	2.13%	2.20%	2.22%
(0.06% )	(0.09% )	0.34%	0.38%	0.85%	(0.88%	)
(0.06% )	(0.17% )	0.24%	0.28%	0.75%	(0.99%	)
15%	24%	15%	19%	27%	37%[6]

43

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

44

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$16.360	$13.600	$13.160	$14.970	$12.980	$8.000

0.035	0.061	0.111	0.131	0.190	0.068
0.419	2.841	0.635	(1.821)	1.831	5.786

0.454	2.902	0.746	(1.690)	2.021	5.854

(0.154)	(0.142)	(0.167)	(0.120)	(0.031)	(0.051)
—	—	(0.139)	—	—	(0.823)

(0.154)	(0.142)	(0.306)	(0.120)	(0.031)	(0.874)

$16.660	$16.360	$13.600	$13.160	$14.970	$12.980

2.81%	21.50%	5.86%	(11.42% )	15.69%	80.39%

$2,206,213	$1,974,807	$1,217,065	$1,672,668	$655,310	$148,662
1.43%	1.46%	1.45%	1.53%	1.60%	1.66%
1.43%	1.46%	1.45%	1.53%	1.60%	1.68%
0.44%	0.41%	0.84%	0.88%	1.35%	0.70%
0.44%	0.41%	0.84%	0.88%	1.35%	0.68%
15%	24%	15%	19%	27%	37%

45

Financial highlights

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

46

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$11.270	$9.010	$8.310	$8.300	$8.050	$5.790

0.030	0.075	0.093	0.101	0.067	0.106
0.511	2.286	0.699	(0.053)	0.293	2.315

0.541	2.361	0.792	0.048	0.360	2.421

(0.071)	(0.101)	(0.092)	(0.038)	(0.110)	(0.161)

(0.071)	(0.101)	(0.092)	(0.038)	(0.110)	(0.161)

$11.740	$11.270	$9.010	$8.310	$8.300	$8.050

4.84%	26.46%	9.65%	0.55%	4.53%	42.14%

$16,998	$16,951	$16,479	$17,989	$20,844	$24,823
1.55%	1.55%	1.55%	1.55%	1.55%	1.56%
1.80%	1.82%	1.81%	1.88%	2.07%	2.09%
0.54%	0.75%	1.08%	1.12%	0.84%	1.66%
0.29%	0.48%	0.82%	0.79%	0.32%	1.13%
26%	27%	69%	40%	50%	47%

47

Financial highlights

Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss) [2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than (0.001) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Amount is less than (0.01%).

See accompanying notes, which are an integral part of the financial statements.

48

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$11.050	$8.840	$8.150	$8.170	$7.940	$5.680

0.008	— [3]	0.027	0.033	0.007	0.059
0.512	2.247	0.689	(0.053)	0.285	2.297

0.520	2.247	0.716	(0.020)	0.292	2.356

—	(0.037)	(0.026)	—	(0.062)	(0.096)

—	(0.037)	(0.026)	—	(0.062)	(0.096)

$11.570	$11.050	$8.840	$8.150	$8.170	$7.940

4.71%	25.51%	8.82%	(0.24% )	3.70%	41.36%

$1,009	$1,191	$1,403	$2,365	$3,136	$4,255
1.94%	2.30%	2.30%	2.30%	2.30%	2.31%
2.55%	2.53%	2.51%	2.58%	2.77%	2.79%
0.15%	0.00%[5]	0.33%	0.37%	0.09%	0.91%
(0.46% )	(0.23%)	0.12%	0.09%	(0.38% )	0.43%
26%	27%	69%	40%	50%	47%

49

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Amount is less than (0.01%).

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$11.060	$8.850	$8.150	$8.170	$7.940	$5.690

(0.012)	(0.001)	0.028	0.033	0.007	0.059
0.502	2.248	0.698	(0.053)	0.285	2.287

0.490	2.247	0.726	(0.020)	0.292	2.346

—	(0.037)	(0.026)	—	(0.062)	(0.096)

—	(0.037)	(0.026)	—	(0.062)	(0.096)

$11.550	$11.060	$8.850	$8.150	$8.170	$7.940

4.43%	25.48%	8.94%	(0.24% )	3.70%	41.12%

$5,751	$5,882	$5,878	$6,745	$8,193	$10,845
2.30%	2.30%	2.30%	2.30%	2.30%	2.31%
2.55%	2.53%	2.51%	2.58%	2.77%	2.79%
(0.21% )	0.00%[4]	0.33%	0.37%	0.09%	0.91%
(0.46% )	(0.23% )	0.12%	0.09%	(0.38% )	0.43%
26%	27%	69%	40%	50%	47%

51

Financial highlights

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

52

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$11.320	$9.050	$8.340	$8.340	$8.080	$5.810

0.045	0.101	0.115	0.124	0.087	0.123
0.512	2.291	0.709	(0.066)	0.300	2.330

0.557	2.392	0.824	0.058	0.387	2.453

(0.097)	(0.122)	(0.114)	(0.058)	(0.127)	(0.183)

(0.097)	(0.122)	(0.114)	(0.058)	(0.127)	(0.183)

$11.780	$11.320	$9.050	$8.340	$8.340	$8.080

4.97%	26.75%	10.03%	0.65%	4.86%	42.46%

$2,372	$2,112	$1,932	$1,685	$1,677	$1,390
1.30%	1.30%	1.30%	1.30%	1.30%	1.31%
1.55%	1.53%	1.51%	1.58%	1.77%	1.79%
0.79%	1.00%	1.33%	1.37%	1.09%	1.91%
0.54%	0.77%	1.12%	1.09%	0.62%	1.43%
26%	27%	69%	40%	50%	47%

53

Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$14.260	$11.590	$10.710	$11.570	$11.400	$8.120

0.171	0.169	0.164	0.211	0.136	0.212
0.384	2.654	0.909	(0.966)	0.266	3.375

0.555	2.823	1.073	(0.755)	0.402	3.587

(0.145)	(0.153)	(0.193)	(0.105)	(0.232)	(0.307)

(0.145)	(0.153)	(0.193)	(0.105)	(0.232)	(0.307)

$14.670	$14.260	$11.590	$10.710	$11.570	$11.400

3.95%	24.64%	10.25%	(6.64% )	3.60%	44.76%

$95,004	$104,289	$93,440	$103,418	$130,865	$154,721
1.41%	1.45%	1.47%	1.59%	1.65%	1.52%
1.41%	1.51%	1.50%	1.59%	1.69%	1.78%
2.43%	1.31%	1.49%	1.70%	1.21%	2.33%
2.43%	1.25%	1.46%	1.70%	1.17%	2.07%
12%	30%	34%	42%	37%	35%

55

Financial highlights

Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$14.010	$11.400	$10.520	$11.380	$11.230	$7.980

0.169	0.071	0.083	0.123	0.057	0.149
0.388	2.612	0.906	(0.955)	0.260	3.322

0.557	2.683	0.989	(0.832)	0.317	3.471

(0.057)	(0.073)	(0.109)	(0.028)	(0.167)	(0.221)

(0.057)	(0.073)	(0.109)	(0.028)	(0.167)	(0.221)

$14.510	$14.010	$11.400	$10.520	$11.380	$11.230

4.00%	23.67%	9.53%	(7.35% )	2.86%	43.65%

$1,256	$1,990	$3,009	$4,703	$7,670	$10,796
1.41%	2.20%	2.20%	2.29%	2.35%	2.22%
2.16%	2.22%	2.20%	2.29%	2.39%	2.48%
2.43%	0.56%	0.76%	1.00%	0.51%	1.63%
1.68%	0.54%	0.76%	1.00%	0.47%	1.37%
12%	30%	34%	42%	37%	35%

57

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$13.990	$11.380	$10.510	$11.370	$11.220	$7.960

0.117	0.071	0.083	0.122	0.056	0.149
0.383	2.612	0.896	(0.954)	0.261	3.332

0.500	2.683	0.979	(0.832)	0.317	3.481

(0.050)	(0.073)	(0.109)	(0.028)	(0.167)	(0.221)

(0.050)	(0.073)	(0.109)	(0.028)	(0.167)	(0.221)

$14.440	$13.990	$11.380	$10.510	$11.370	$11.220

3.59%	23.60%	9.53%	(7.35% )	2.87%	43.71%

$32,923	$33,566	$30,510	$33,164	$43,620	$54,235
2.16%	2.20%	2.20%	2.29%	2.35%	2.22%
2.16%	2.22%	2.20%	2.29%	2.39%	2.48%
1.68%	0.56%	0.76%	1.00%	0.51%	1.63%
1.68%	0.54%	0.76%	1.00%	0.47%	1.37%
12%	30%	34%	42%	37%	35%

59

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$14.200	$11.540	$10.660	$11.520	$11.360	$8.080

0.153	0.136	0.138	0.186	0.112	0.192
0.389	2.651	0.911	(0.965)	0.259	3.370

0.542	2.787	1.049	(0.779)	0.371	3.562

(0.112)	(0.127)	(0.169)	(0.081)	(0.211)	(0.282)

(0.112)	(0.127)	(0.169)	(0.081)	(0.211)	(0.282)

$14.630	$14.200	$11.540	$10.660	$11.520	$11.360

3.86%	24.28%	10.13%	(6.85% )	3.32%	44.55%

$2,750	$2,898	$2,288	$2,321	$3,127	$2,985
1.66%	1.70%	1.70%	1.79%	1.85%	1.72%
1.66%	1.80%	1.80%	1.89%	1.99%	2.08%
2.18%	1.06%	1.26%	1.50%	1.01%	2.13%
2.18%	0.96%	1.16%	1.40%	0.87%	1.77%
12%	30%	34%	42%	37%	35%

61

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended
5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09

$14.330	$11.650	$10.770	$11.630	$11.450	$8.170

0.190	0.203	0.194	0.250	0.170	0.239
0.388	2.659	0.916	(0.972)	0.270	3.385

0.578	2.862	1.110	(0.722)	0.440	3.624

(0.178)	(0.182)	(0.230)	(0.138)	(0.260)	(0.344)

(0.178)	(0.182)	(0.230)	(0.138)	(0.260)	(0.344)

$14.730	$14.330	$11.650	$10.770	$11.630	$11.450

4.10%	24.91%	10.59%	(6.36% )	3.93%	45.13%

$196,850	$178,614	$107,817	$90,093	$136,765	$140,824
1.16%	1.20%	1.20%	1.29%	1.35%	1.22%
1.16%	1.22%	1.20%	1.29%	1.39%	1.48%
2.68%	1.56%	1.76%	2.00%	1.51%	2.63%
2.68%	1.54%	1.76%	2.00%	1.47%	2.37%
12%	30%	34%	42%	37%	35%

63

Notes to financial statements
Delaware International Funds	May 31, 2014 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, Delaware International Value Equity Fund, and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. As of May 31, 2014, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or

64

suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regards to foreign taxes only, each Fund has open tax years in certain foreign countries it invests in that may date back to the inception of each Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

65

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2014, each Fund earned the following amounts under this agreement:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$1,045	$37	$132

During the six months ended May 31, 2014, Delaware Emerging Markets Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If that Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. Each Fund is required to pay interest to the custodian on negative cash balances. During the six months ended May 31, 2014, Delaware Emerging Markets Fund had an average outstanding overdraft balance equal to 4.89% of its average net assets.

66

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) (collectively nonroutine expenses) do not exceed specified percentages of average daily net assets of each Fund from Dec. 1, 2013 through May 31, 2014* as shown below. These waivers and reimbursements may be terminated only by agreement of the Funds’ Board and DMC and apply only to expenses paid directly by the Funds.

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	None	1.30%	1.21%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$64,251	$619	$7,698

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts

67

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

are included in the statements of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended May 31, 2014, DSC charged each Fund for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$292,381	$2,817	$35,033

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit each Fund’s Class B shares’ 12b-1 fees through May 31, 2014** to 0.25% of average daily net assets.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. For the six months ended May 31, 2014, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$39,131	$373	$4,746

For the six months ended May 31, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
	$68,801	$1,371	$3,112

For the six months ended May 31, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Class A	$ 1	$ 7	$ —
Class C	995	17	141

68

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

*	The contractual period is from March 29, 2013 through March 30, 2015.

**	The contractual waiver period is Feb. 1, 2014 through March 30, 2015 for Delaware Emerging Markets Fund, March 1, 2014 through March 30, 2015 for Delaware Global Value Fund, and Nov. 27, 2013 through March 30, 2015 for Delaware International Value Equity Fund.

3. Investments

For the six months ended May 31, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Purchases	$562,317,531	$6,721,912	$38,814,664
Sales	398,584,957	7,914,019	43,006,774

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund was as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Cost of investments	$2,708,341,952	$21,295,888	$296,660,999

Aggregate unrealized appreciation	$553,210,760	$5,940,107	$ 70,967,787
Aggregate unrealized depreciation	(345,745,129)	(731,594)	(24,957,464)

Net unrealized appreciation	$207,465,631	$5,208,513	$ 46,010,323

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

69

Notes to financial statements

Delaware International Funds

3. Investments (continued)

Capital loss carryforwards remaining at Nov. 30, 2013 will expire as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Year of expiration
2016	$—	$13,153,042	$ 74,233,023
2017	—	12,542,677	113,289,581
2019	—	—	8,738,476

Total	$—	$25,695,719	$196,261,080

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Loss carryforward character
Short-term	$—	$—	$—
Long-term	2,500,841	—	—

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U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements

Delaware International Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$95,347,538	$2,799,772	$—	$98,147,310
Bahrain	—	1,303,736	—	1,303,736
Brazil	490,610,590	—	—	490,610,590
Canada	973,978	—	—	973,978
Chile	31,752,000	—	—	31,752,000
China/Hong Kong	560,367,471	—	—	560,367,471
Cyprus	3,020,875	—	—	3,020,875
India	195,768,105	31,571	—	195,799,676
Israel	75,735,000	—	—	75,735,000
Malaysia	24,042,680	—	—	24,042,680
Mexico	207,489,081	—	—	207,489,081
Netherlands	36,377,748	—	—	36,377,748
Peru	16,361,825	—	—	16,361,825
Poland	29,766,312	—	—	29,766,312
Republic of Korea	542,907,110	—	—	542,907,110
Russia	156,904,950	37,240,831	—	194,145,781
South Africa	55,905,208	—	—	55,905,208
Taiwan	133,837,984	—	—	133,837,984
Thailand	41,491,629	—	—	41,491,629
Turkey	41,165,042	—	—	41,165,042
United Kingdom	1,472,799	—	—	1,472,799
United States	49,316,685	—	—	49,316,685
Preferred Stock	48,547,585	16,575,272	—	65,122,857
Exchange-Traded Fund	17,221,655	—	—	17,221,655
Participation Notes	—	—	—	—
Right	—	1,472,551	—	1,472,551

Total	$2,856,383,850	$59,423,733	$—	$2,915,807,583

Foreign Currency Exchange Contracts	$—	$(19,782)	$—	$(19,782)

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	Delaware Global Value Fund
	Level 1	Level 2	Total
Common Stock
Australia	384,759	—	384,759
Canada	1,487,305	—	1,487,305
China/Hong Kong	372,258	—	372,258
Denmark	—	371,889	371,889
France	2,886,244	—	2,886,244
Germany	265,853	—	265,853
Indonesia	305,459	—	305,459
Israel	696,762	—	696,762
Italy	1,011,505	—	1,011,505
Japan	2,648,323	—	2,648,323
Netherlands	321,033	—	321,033
Norway	478,748	—	478,748
Russia	486,287	—	486,287
Switzerland	823,857	—	823,857
United Kingdom	1,154,036	—	1,154,036
United States	12,203,761	—	12,203,761
Short-Term Investments	—	200,278	200,278
Securities Lending Collateral	—	406,044	406,044

Total	$25,526,190	$978,211	$26,504,401

Foreign Currency Exchange Contracts	$—	$(32)	$(32)

73

Notes to financial statements

Delaware International Funds

3. Investments (continued)

	Delaware International Value Equity Fund
	Level 1	Level 2	Total
Common Stock
Australia	4,831,372	—	4,831,372
Canada	24,552,740	—	24,552,740
China/Hong Kong	17,912,511	—	17,912,511
Denmark	—	7,247,822	7,247,822
France	66,844,131	—	66,844,131
Germany	20,169,329	—	20,169,329
Indonesia	3,932,176	—	3,932,176
Israel	12,824,460	—	12,824,460
Italy	13,700,246	—	13,700,246
Japan	59,475,543	—	59,475,543
Netherlands	7,374,072	—	7,374,072
Norway	6,909,906	—	6,909,906
Russia	6,637,910	—	6,637,910
Sweden	12,445,988	—	12,445,988
Switzerland	22,961,897	—	22,961,897
United Kingdom	33,969,640	—	33,969,640
United States	792,594	—	792,594
Short-Term Investments	—	5,078,100	5,078,100
Securities Lending Collateral	—	15,010,885	15,010,885

Total	$315,334,515	$27,336,807	$342,671,322

Foreign Currency Exchange Contract	$—	$(803)	$(803)

The securities that have been deemed worthless on the schedules of investments are considered to be Level 3 securities in these tables.

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to any Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to any Fund’s net assets at the end of the period.

At May 31, 2014, Delaware Global Value Fund and Delaware International Value Equity Fund had no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware Global Value Fund		Delaware International Value Equity Fund

	Six months ended 5/31/14	Year ended 11/30/13	Six months ended 5/31/14	Year ended 11/30/13	Six months ended 5/31/14	Year ended 11/30/13
Shares sold:
Class A	8,419,259	16,348,836	70,793	130,210	612,036	994,776
Class B	355	544	31	1	77	645
Class C	1,920,437	2,588,286	23,701	58,690	115,232	244,425
Class R	340,460	187,053	—	—	13,311	65,326
Institutional Class	40,678,772	95,634,359	33,410	24,558	2,193,226	5,115,636

Shares issued upon reinvestment of dividends and distributions:
Class A	215,560	255,543	9,148	18,817	74,352	101,865
Class B	70	602	—	595	500	1,436
Class C	8,994	14,228	—	2,370	8,470	16,185
Class R	1,668	1,041	—	—	1,675	2,154
Institutional Class	725,120	569,518	1,468	2,719	157,110	141,580

	52,310,695	115,600,010	138,551	237,960	3,175,989	6,684,028

Shares redeemed:
Class A	(9,433,240)	(20,748,366)	(137,060)	(473,510)	(1,526,365)	(1,843,499)
Class B	(47,700)	(577,074)	(20,545)	(51,486)	(56,018)	(123,991)
Class C	(1,618,455)	(2,998,514)	(57,913)	(193,507)	(243,071)	(541,676)
Class R	(74,414)	(62,967)	—	—	(31,126)	(61,514)
Institutional Class	(29,672,378)	(64,967,383)	(20,271)	(54,200)	(1,452,114)	(2,047,778)

	(40,846,187)	(89,354,304)	(235,789)	(772,703)	(3,308,694)	(4,618,458)

Net increase (decrease)	11,464,508	26,245,706	(97,238)	(534,743)	(132,705)	2,065,570

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Notes to financial statements

Delaware International Funds

4. Capital Shares (continued)

For the six months ended May 31, 2014 and year ended Nov. 30, 2013, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six months ended 5/31/14			Year ended 11/30/13
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Emerging Markets Fund	9,423	8,923	$141,092	87,273	82,711	$1,201,688
Delaware Global Value Fund	4,439	4,363	48,899	16,543	16,289	162,112
Delaware International Value Equity Fund	16,691	16,463	229,547	32,628	32,166	404,244

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Funds had no amounts outstanding as of May 31, 2014 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2014, the Funds entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. In addition, Delaware Global Value Fund and Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the U.S. dollar value of a security between trade date and settlement date.

At May 31, 2014, the Funds had foreign currency risk, which is disclosed in the statements of assets and liabilities and statements of operations.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2014.

		Long Derivative Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts (average cost)	$1,501,494	$42,800	$414,827

		Short Derivative Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts (average cost)	$1,406,732	$39,578	$373,728

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statements of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is

77

Notes to financial statements

Delaware International Funds

7. Offsetting (continued)

effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statements of assets and liabilities.

At May 31, 2014, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Emerging Markets Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$1,043	$(20,825)	$(19,782)

		Fair Value		Fair Value
		of		of
		Non-Cash	Cash	Non-Cash	Cash
	Net	Collateral	Collateral	Collateral	Collateral	Net
Counterparty	Position	Received	Received	Pledged	Pledged	Amount(a)
BNY Mellon	$(19,782)	$—	$—	$—	$—	$(19,782)

78

	Delaware Global Value Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$—	$(32)	$(32)

		Fair Value		Fair Value
		of		of
		Non-Cash	Cash	Non-Cash	Cash
	Net	Collateral	Collateral	Collateral	Collateral	Net
Counterparty	Position	Received	Received	Pledged	Pledged	Amount(a)
BNY Mellon	$(32)	$—	$—	$—	$—	$(32)

		Fair Value of
		Non-Cash	Cash
Master Repurchase Agreements	Repurchase	Collateral	Collateral	Net
Counterparty	Agreements	Received	Received	Amount(a)
Bank of America Merrill Lynch	$32,469	$(32,469)	$—	$—
BNP Paribas	66,531	(66,531)	—	—

Total	$99,000	$(99,000)	$—	$—

	Delaware International Value Equity Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$—	$(803)	$(803)

		Fair Value of		Fair Value of
		Non-Cash	Cash	Non-Cash	Cash
	Net	Collateral	Collateral	Collateral	Collateral	Net
Counterparty	Position	Received	Received	Pledged	Pledged	Amount(a)
BNY Mellon	$(803)	$—	$—	$—	$—	$(803)

		Fair Value of
		Non-Cash	Cash
Master Repurchase Agreements	Repurchase	Collateral	Collateral	Net
Counterparty	Agreements	Received	Received	Amount(a)
Bank of America Merrill Lynch	$646,422	$(646,422)	$—	$—
BNP Paribas	1,324,578	(1,324,578)	—	—

Total	$1,971,000	$(1,971,000)	$—	$—

(a)	Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required

79

Notes to financial statements

Delaware International Funds

8. Securities Lending (continued)

percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, each Fund may not receive an

80

amount from the collateral investment pool that is equal in amount to the collateral each Fund would be required to return to the borrower of the securities and each Fund would be required to make up for this shortfall.

At May 31, 2014, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the schedules of investments under the caption “Securities Lending Collateral.”

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Values of securities on loan	$—	$390,879	$13,568,726
Values of invested collateral	—	406,044	15,010,885

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedules of investments.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

81

Notes to financial statements

Delaware International Funds

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

83

Semiannual report

Global / international equity mutual fund

Delaware Focus Global Growth Fund

May 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Focus Global Growth Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information

•	Obtain share prices

•	Check your account balance and recent transactions

•	Request statements or literature

•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Focus Global Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2013 to May 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

Delaware Focus Global Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*
Actual Fund return†
Class A	$1,000.00	$1,033.50	1.40%	$7.10
Class C	1,000.00	1,029.30	2.15%	10.88
Class R	1,000.00	1,032.10	1.65%	8.36
Institutional Class	1,000.00	1,034.50	1.15%	5.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class C	1,000.00	1,014.21	2.15%	10.80
Class R	1,000.00	1,016.70	1.65%	8.30
Institutional Class	1,000.00	1,019.20	1.15%	5.79

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations

Delaware Focus Global Growth Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock	96.36%
Brazil	4.70%
China/Hong Kong	2.52%
Denmark	2.39%
Finland	2.06%
France	2.49%
India	2.04%
Ireland	2.49%
Japan	7.63%
Netherlands	2.54%
Spain	1.90%
Switzerland	4.69%
Taiwan	2.13%
United Kingdom	12.18%
United States	46.60%
Preferred Stock	0.12%
Short-Term Investments	3.42%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

3

Security type / country and sector allocations

Delaware Focus Global Growth Fund

Common stock and preferred stock by sector²	Percentage of net assets
Consumer Discretionary	17.79%
Consumer Staples	0.39%
Energy	5.78%
Financials	7.98%
Healthcare	9.64%
Industrials	16.48%
Information Technology*	33.88%
Materials	2.12%
Telecommunication Services	2.42%
Total	96.48%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries” – in this case, commercial services, computers, diversified financial services, internet, semiconductors, software and telecommunications. As of May 31, 2014, such amounts, as a percentage of total net assets, were 3.02%, 2.97%, 2.77%, 13.18%, 5.78%, 5.58%, and 0.58%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

4

Schedule of investments

Delaware Focus Global Growth Fund	May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.36%Δ
Brazil – 4.70%
Arezzo Industria e Comercio	228,910	$2,911,756
Localiza Rent a Car	200,775	3,176,664

		6,088,420

China/Hong Kong – 2.52%
Baidu ADR †	19,675	3,266,050

		3,266,050

Denmark – 2.39%
Novo Nordisk Class B	73,208	3,099,671

		3,099,671

Finland – 2.06%
Kone Class B	64,846	2,669,622

		2,669,622

France – 2.49%
Edenred	102,787	3,222,042

		3,222,042

India – 2.04%
Zee Entertainment Enterprises	586,216	2,641,661

		2,641,661

Ireland – 2.49%
Experian	185,584	3,225,857

		3,225,857

Japan – 7.63%
Japan Exchange Group	149,300	3,568,766
Kakaku.com	184,700	3,231,819
Start Today	123,800	3,079,644

		9,880,229

Netherlands – 2.54%
Core Laboratories	20,545	3,284,118

		3,284,118

Spain – 1.90%
Inditex	16,959	2,462,121

		2,462,121

Switzerland – 4.69%
SGS	1,329	3,331,962
Syngenta	7,145	2,748,844

		6,080,806

Taiwan – 2.13%
Taiwan Semiconductor Manufacturing ADR	134,150	2,758,124

		2,758,124

United Kingdom – 12.18%
Admiral Group	129,190	3,157,274

5

Schedule of investments

Delaware Focus Global Growth Fund

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Aggreko	84,863	$2,371,266
Compass Group	203,617	3,397,670
InterContinental Hotels Group	88,790	3,504,942
Intertek Group	68,394	3,345,254

		15,776,406

United States – 46.60%
Allergan	26,820	4,491,277
Celgene †	31,975	4,893,134
Crown Castle International	38,875	2,982,879
eBay †	70,600	3,581,538
EOG Resources	39,750	4,205,550
Google Class A †	3,448	1,971,049
Google Class C †	3,473	1,948,284
IntercontinentalExchange Group	18,360	3,605,904
Intuit	38,000	3,013,020
MasterCard Class A	51,250	3,918,063
Microsoft	103,025	4,217,843
NeuStar Class A †	26,675	747,433
NIKE Class B	37,235	2,863,744
Priceline Group †	4,120	5,267,956
QUALCOMM	58,725	4,724,426
VeriFone Systems †	117,150	3,843,691
Visa Class A	16,695	3,586,587
Walgreen	6,962	500,637

		60,363,015

Total Common Stock (cost $105,087,949)		124,818,142

Preferred Stock – 0.12%Δ
India – 0.12%
Zee Entertainment Enterprises 6.00%	12,310,536	158,054

Total Preferred Stock (cost $161,469)		158,054

	Principal amount°
Short-Term Investments – 3.42%
Discount Notes – 1.01%≠
Federal Home Loan Bank
0.04% 6/18/14	749,965	749,958
0.05% 7/28/14	295,043	295,036
0.05% 8/15/14	102,713	102,706
0.075% 11/19/14	163,036	162,990

		1,310,690

6

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 2.13%
Bank of America Merrill Lynch 0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $904,207 (collateralized by U.S. government obligations 0.00% - 2.50% 8/15/23 - 1/15/28; market value $922,288)	904,204	$904,204
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $1,852,807 (collateralized by U.S. government obligations 0.75% - 5.375% 5/31/15 - 2/15/31; market value $1,889,852)	1,852,796	1,852,796

		2,757,000

U.S. Treasury Obligation – 0.28%≠
U.S. Treasury Bill 0.093% 11/13/14	361,271	361,195

		361,195

Total Short-Term Investments (cost $4,428,769)		4,428,885

Total Value of Securities – 99.90%
(cost $109,678,187)		$129,405,081

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 4 in “Security type / country and sector allocations.”

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities

Delaware Focus Global Growth Fund	May 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$124,976,196
Short-term investments, at value[2]	4,428,885
Foreign currencies, at value[3]	235,332
Cash	36,429
Receivable for securities sold	834,916
Dividends and interest receivable	301,586
Receivable for fund shares sold	99,322

Total assets	130,912,666

Liabilities:
Payable for securities purchased	1,143,449
Payable for fund shares redeemed	42,227
Investment management fees payable	90,299
Other accrued expenses	48,846
Distribution fees payable to affiliates	13,720
Other affiliates payable	5,069
Trustees’ fees and expenses payable	765
Other liabilities	811
Deferred foreign taxes payable	28,006

Total liabilities	1,373,192

Total Net Assets	$129,539,474

Net Assets Consist of:
Paid-in capital	$111,874,530
Undistributed net investment income	578,251
Accumulated net realized loss on investments	(2,611,939)
Net unrealized appreciation of investments and foreign currencies	19,698,632

Total Net Assets	$129,539,474

[1] Investments, at cost	$105,249,418
[2] Short-term investments, at cost	4,428,769
[3] Foreign currencies, at cost	235,388

8

Net Asset Value
Class A:
Net assets	$34,341,387
Shares of beneficial interest outstanding, unlimited authorization, no par	1,762,345
Net asset value per share	$19.49
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$20.68

Class C:
Net assets	$6,148,784
Shares of beneficial interest outstanding, unlimited authorization, no par	323,896
Net asset value per share	$18.98

Class R:
Net assets	$131,387
Shares of beneficial interest outstanding, unlimited authorization, no par	6,805
Net asset value per share	$19.31

Institutional Class:
Net assets	$88,917,916
Shares of beneficial interest outstanding, unlimited authorization, no par	4,527,097
Net asset value per share	$19.64

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Focus Global Growth Fund	Six months ended May 31, 2014 (Unaudited)

Investment Income:
Dividends	$1,407,464
Interest	765
Foreign tax withheld	(86,093)

1,322,136

Expenses:
Management fees	484,947
Distribution expenses – Class A	58,332
Distribution expenses – Class C	29,700
Distribution expenses – Class R	318
Dividend disbursing and transfer agent fees and expenses	60,007
Registration fees	31,586
Accounting and administration expenses	19,703
Audit and tax	17,981
Custodian fees	17,569
Reports and statements to shareholders	8,916
Legal fees	3,114
Trustees’ fees and expenses	2,767
Other	6,738

741,678
Less expense paid indirectly	(17)

Total operating expenses	741,661

Net Investment Income	580,475

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,346,717)
Foreign currencies	2,456
Foreign currency exchange contracts	(53,092)

Net realized loss	(2,397,353)

Net change in unrealized appreciation (depreciation) of:
Investments*	5,713,501
Foreign currencies	(546)
Foreign currency exchange contracts	10

Net change in unrealized appreciation (depreciation)	5,712,965

Net Realized and Unrealized Gain	3,315,612

Net Increase in Net Assets Resulting from Operations	$3,896,087

*Includes	$28,006 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware Focus Global Growth Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$580,475	$107,318
Net realized gain (loss)	(2,397,353)	2,247,606
Net change in unrealized appreciation (depreciation)	5,712,965	8,587,204

Net increase in net assets resulting from operations	3,896,087	10,942,128

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(32,036)	—

Net realized gain:
Class A	(799,737)	—
Class C	(101,315)	—
Class R	(2,207)	—
Institutional Class	(739,112)	—

	(1,674,407)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,253,936	38,974,993
Class C	748,411	4,419,876
Class R	7,020	106,265
Institutional Class	59,024,380	27,439,705

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	762,901	—
Class C	100,191	—
Class R	2,207	—
Institutional Class	723,359	—

	68,622,405	70,940,839

12

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(21,032,874)	$(15,948,085)
Class C	(636,507)	(895,995)
Class R	(8,445)	(59,593)
Institutional Class	(6,989,877)	(7,722,797)

	(28,667,703)	(24,626,470)

Increase in net assets derived from capital share transactions	39,954,702	46,314,369

Net Increase in Net Assets	42,176,382	57,256,497

Net Assets:
Beginning of period	87,363,092	30,106,595

End of period (including undistributed net investment income of $578,251 and $29,517, respectively)	$129,539,474	$87,363,092

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Focus Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 5/31/14[1] (Unaudited)	Year ended				12/29/08[2] to 11/30/09
	11/30/13	11/30/12	11/30/11	11/30/10
$19.180	$15.900	$13.880	$13.720	$12.470	$8.500

0.087	0.031	(0.002)	—	0.025	0.050
0.546	3.249	2.133	0.594	2.422	3.920

0.633	3.280	2.131	0.594	2.447	3.970

—	—	—	(0.028)	(0.027)	—
(0.323)	—	(0.111)	(0.406)	(1.170)	—

(0.323)	—	(0.111)	(0.434)	(1.197)	—

$19.490	$19.180	$15.900	$13.880	$13.720	$12.470

3.35%	20.63%	15.49%	4.28%	21.31%	46.71%

$34,341	$46,830	$16,753	$8,244	$2,413	$2,498
1.40%	1.51%	1.55%	1.51%	1.20%	1.20%
1.40%	1.55%	1.76%	2.78%	2.04%	2.54%
0.92%	0.18%	(0.02%)	0.00%	0.20%	0.52%
0.92%	0.14%	(0.23%)	(1.27%)	(0.64%)	(0.82%)
10%	36%	37%	18%	30%	45%

15

Financial highlights

Delaware Focus Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire period from Dec. 1, 2010 through Nov. 30, 2011.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/14[1] (Unaudited)	Year ended		12/29/10[2] to 11/30/11
	11/30/13	11/30/12
$18.760	$15.670	$13.780	$14.120

0.016	(0.097)	(0.113)	(0.108)
0.527	3.187	2.114	(0.232)

0.543	3.090	2.001	(0.340)

(0.323)	—	(0.111)	—

(0.323)	—	(0.111)	—

$18.980	$18.760	$15.670	$13.780

2.93%	19.72%	14.66%	(2.41%)

$6,149	$5,863	$1,594	$68
2.15%	2.26%	2.30%	2.30%
2.15%	2.26%	2.46%	3.52%
0.17%	(0.57%)	(0.77%)	(0.85%)
0.17%	(0.57%)	(0.93%)	(2.07%)
10%	36%	37%	18%[5]

17

Financial highlights

Delaware Focus Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire period from Dec. 1, 2010 through Nov. 30, 2011.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/14[1] (Unaudited)	Year ended		12/29/10[2] to 11/30/11
	11/30/13	11/30/12
$19.030	$15.810	$13.840	$14.120

0.063	(0.013)	(0.040)	(0.043)
0.540	3.233	2.121	(0.237)

0.603	3.220	2.081	(0.280)

(0.323)	—	(0.111)	—

(0.323)	—	(0.111)	—

$19.310	$19.030	$15.810	$13.840

3.21%	20.37%	15.17%	(1.98%)

$ 131	$129	$61	$5
1.65%	1.76%	1.80%	1.80%
1.65%	1.84%	2.06%	3.12%
0.67%	(0.07%)	(0.27%)	(0.35%)
0.67%	(0.15%)	(0.53%)	(1.67%)
10%	36%	37%	18%[5]

19

Financial highlights

Delaware Focus Global Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/14[1] (Unaudited)	Year ended				12/29/08[2] to 11/30/09
	11/30/13	11/30/12	11/30/11	11/30/10
$19.320	$15.970	$13.910	$13.720	$12.470	$8.500

0.112	0.075	0.035	0.038	0.025	0.050
0.545	3.275	2.136	0.586	2.422	3.920

0.657	3.350	2.171	0.624	2.447	3.970

(0.014)	—	—	(0.028)	(0.027)	—
(0.323)	—	(0.111)	(0.406)	(1.170)	—

(0.337)	—	(0.111)	(0.434)	(1.197)	—

$19.640	$19.320	$15.970	$13.910	$13.720	$12.470

3.45%	20.98%	15.75%	4.51%	21.31%	46.71%

$88,918	$34,541	$11,699	$7,336	$4,781	$2,334
1.15%	1.26%	1.30%	1.28%	1.20%	1.20%
1.15%	1.26%	1.46%	2.47%	1.74%	2.24%
1.17%	0.43%	0.23%	0.27%	0.20%	0.52%
1.17%	0.43%	0.07%	(0.92%)	(0.34%)	(0.52%)
10%	36%	37%	18%	30%	45%

21

Notes to financial statements

Delaware Focus Global Growth Fund	May 31, 2014 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, Delaware International Value Equity Fund, and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

22

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of

23

Notes to financial statements

Delaware Focus Global Growth Fund

1. Significant Accounting Policies (continued)

investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized and unrealized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2014, the Fund earned $17 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.30% of the Fund’s average daily net assets from Dec. 1, 2013 through May 31, 2014.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver may only be terminated by agreement of DMC and the Fund.

*The contractual waiver period is from March 29, 2013 through March 30, 2015.

24

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $2,750 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended May 31, 2014, the amount charged by DSC was $12,510. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund was charged $1,629 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2014, DDLP earned $7,159 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2014, DDLP received gross CDSC commissions of $7 and $146 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Effective June 3, 2014, Jackson Square Partners, LLC is serving as sub-advisor to the Fund.

25

Notes to financial statements

Delaware Focus Global Growth Fund

3. Investments

For the six months ended May 31, 2014, the Fund made purchases of $49,672,374 and sales of $10,440,609 of investment securities other than short-term investments.

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$109,939,569

Aggregate unrealized appreciation	$20,800,393
Aggregate unrealized depreciation	(1,334,881)

Net unrealized appreciation	$19,465,512

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3

26

investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Total
Common Stock
Brazil	$6,088,420	$—	$6,088,420
China/Hong Kong	3,266,050	—	3,266,050
Denmark	—	3,099,671	3,099,671
Finland	2,669,622	—	2,669,622
France	3,222,042	—	3,222,042
India	2,641,661	—	2,641,661
Ireland	3,225,857	—	3,225,857
Japan	9,880,229	—	9,880,229
Netherlands	3,284,118	—	3,284,118
Spain	2,462,121	—	2,462,121
Switzerland	6,080,806	—	6,080,806
Taiwan	2,758,124	—	2,758,124
United Kingdom	15,776,406	—	15,776,406
United States	60,363,015	—	60,363,015
Preferred Stock	158,054	—	158,054
Short-Term Investments	—	4,428,885	4,428,885

Total	$121,876,525	$7,528,556	$129,405,081

As a result of international fair value pricing at May 31, 2014, a portion of the Fund’s common stock was categorized as Level 2 investments.

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

27

Notes to financial statements

Delaware Focus Global Growth Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/14	Year ended 11/30/13
Shares sold:
Class A	380,312	2,309,211
Class C	40,289	263,783
Class R	370	6,328
Institutional Class	3,062,762	1,511,092

Shares issued upon reinvestment of dividends and distributions:
Class A	40,174	—
Class C	5,398	—
Class R	117	—
Institutional Class	37,833	—

	3,567,255	4,090,414

Shares redeemed:
Class A	(1,099,704)	(921,591)
Class C	(34,248)	(53,061)
Class R	(463)	(3,396)
Institutional Class	(361,312)	(455,838)

	(1,495,727)	(1,433,886)

Net increase	2,071,528	2,656,528

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of May 31, 2014 or at any time during the period then ended.

28

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. See the statement of operations on page 10 for the realized and unrealized gain or loss on derivatives. No foreign currency exchange contracts were outstanding at May 31, 2014.

During the six months ended May 31, 2014, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2014.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD 315,621	USD 54,338

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and

29

Notes to financial statements

Delaware Focus Global Growth Fund

7. Offsetting (continued)

transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At May 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America
Merrill Lynch	$904,204	$(904,204)	$—	$—
BNP Paribas	1,852,796	(1,852,796)	—	—

Total	$2,757,000	$(2,757,000)	$—	$—

(a)	Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and

30

payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2014, the Fund had no securities out on loan.

31

Notes to financial statements

Delaware Focus Global Growth Fund

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

32

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President and
Thomas L. Bennett	President	Sevilla-Sacasa	Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú International Miami, FL	St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

33

Semiannual report

Alternative / specialty mutual fund

Delaware Macquarie Global Infrastructure Fund

May 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Macquarie Global Infrastructure Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information

•	Obtain share prices

•	Check your account balance and recent transactions

•	Request statements or literature

•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Investments in Delaware Macquarie Global Infrastructure Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2013 to May 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

Delaware Macquarie Global Infrastructure Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*
Actual Fund return†
Class A	$1,000.00	$1,116.80	1.45%	$7.65
Class C	1,000.00	1,112.90	2.20%	11.59
Class R	1,000.00	1,115.70	1.70%	8.97
Institutional Class	1,000.00	1,118.10	1.20%	6.34
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class C	1,000.00	1,013.96	2.20%	11.05
Class R	1,000.00	1,016.45	1.70%	8.55
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations
Delaware Macquarie Global Infrastructure Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	93.29%
Australia	6.87%
Brazil	2.05%
Canada	8.93%
China	6.76%
France	9.64%
Germany	4.12%
Italy	3.13%
Japan	4.17%
Luxembourg	0.98%
Netherlands	1.25%
Poland	0.77%
Singapore	2.52%
Spain	1.45%
Switzerland	2.33%
United Kingdom	8.60%
United States	29.72%
Right	0.00%
U.S. Master Limited Partnerships	4.46%
Short-Term Investments	1.59%
Total Value of Securities	99.34%
Receivables and Other Assets Net of Liabilities	0.66%
Total Net Assets	100.00%

3

Security type / country and sector allocations

Delaware Macquarie Global Infrastructure Fund

Common stock and limited partnership by sector*	Percentage of net assets
Consumer Discretionary	1.41%
Energy	20.92%
Financials	5.67%
Industrials	33.57%
Telecommunication Services	0.98%
Utilities	35.20%
Total	97.75%

*	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines, the Industrials and Utilities sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The “Industrial sector” consisted of commercial services, diversified financial services, engineering & construction, gas, investment companies, and transportation industries. As of May 31, 2014, such amounts, as percentage of total net assets, were 12.88%, 0.97%, 6.37%, 1.15%, 2.72%, and 9.48%, respectively. The “Utilities sector” consisted of electric, gas, and water industries. As of May 31, 2014, such amounts, as percentage of total net assets, were 21.42%, 11.20% and 2.58%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the “Industrials sector” and “Utilities sector” for financial reporting purposes may exceed 25%.

4

Schedule of investments
Delaware Macquarie Global Infrastructure Fund	May 31, 2014 (Unaudited)

	Number of Shares	Value (U.S. $)

Common Stock – 93.29%Δ

Australia – 6.87%
DUET Group	43,112	$96,711
Transurban Group	85,785	593,276

		689,987

Brazil – 2.05%
EDP – Energias do Brasil	21,600	88,307
Prumo Logistica †	163,587	89,075
Transmissora Alianca de Energia Eletrica	3,300	28,691

		206,073

Canada – 8.93%
Enbridge	10,392	493,935
TransCanada	8,655	402,993

		896,928

China – 6.76%■
Beijing Enterprises Holdings	13,500	115,359
China Merchants Holdings International	92,587	273,476
COSCO Pacific	74,225	98,035
Dalian Port PDA Class H	220,000	49,375
Hopewell Highway Infrastructure	131,000	64,884
Huadian Fuxin Energy Class H	160,000	78,422

		679,551

France – 9.64%
Eutelsat Communications	4,057	142,051
GDF Suez	13,091	365,568
Groupe Eurotunnel	26,033	344,235
Vinci	1,576	116,658

		968,512

Germany – 4.12%
Fraport Frankfurt Airport Services Worldwide	2,918	223,872
Hamburger Hafen und Logistik	7,561	190,682

		414,554

Italy – 3.13%
Atlantia	11,326	314,659

		314,659

Japan – 4.17%
East Japan Railway	2,100	160,205
Tokyo Gas	27,000	152,793
West Japan Railway	2,493	105,980

		418,978

5

Schedule of investments
Delaware Macquarie Global Infrastructure Fund

	Number of Shares	Value (U.S. $)

Common StockΔ (continued)

Luxembourg – 0.98%
Intelsat †	5,068	$98,269

		98,269

Netherlands – 1.25%
Koninklijke Vopak	2,463	125,489

		125,489

Poland – 0.77%
Energa	12,363	76,978

		76,978

Singapore – 2.52%
Hutchison Port Holdings Trust	338,000	253,500

		253,500

Spain – 1.45%
Abertis Infraestructuras	6,662	145,993

		145,993

Switzerland – 2.33%
Flughafen Zuerich	376	234,515

		234,515

United Kingdom – 8.60%
Centrica	41,602	234,025
National Grid	25,337	377,982
SSE	9,651	251,714

		863,721

United States – 29.72%
American Electric Power	3,967	211,639
American Tower	1,200	107,556
American Water Works	5,325	258,848
CMS Energy	3,500	104,125
Consolidated Edison	1,900	104,519
Corrections Corp of America	6,178	200,970
Crown Castle International	3,400	260,882
Duke Energy	2,500	177,700
ITC Holdings	5,263	192,626
Kinder Morgan	7,473	249,523
PG&E	4,360	199,993
Sempra Energy	3,600	361,260
Southern	4,000	175,120
Spectra Energy	3,858	156,558
Williams	4,800	225,408

		2,986,727

Total Common Stock (cost $8,447,955)		9,374,434

6

	Number of Shares		Value (U.S. $)
Right – 0.00%
China Merchants Holdings International exercise price HKD 30.26, expiration date 6/5/14 =	18,517		$0

Total Right (cost $0)			0

U.S. Master Limited Partnerships – 4.46%
Buckeye Partners	1,200		94,152
Energy Transfer Equity	1,900		96,824
Enterprise Products Partners	2,065		154,503
Magellan Midstream Partners	1,250		102,350

Total U.S. Master Limited Partnerships (cost $346,766)			447,829

	Principal amount	°
Short-Term Investments – 1.59%
Repurchase Agreements – 1.59%
Bank of America Merrill Lynch
0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $52,475 (collateralized by U.S. government obligations 0.00% – 2.50% 8/15/23 - 1/15/28; market value $53,524)	52,475		52,475
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $107,526 (collateralized by U.S. government obligations 0.75% – 5.375% 5/31/15 - 2/15/31; market value $109,676)	107,525		107,525

Total Short-Term Investments (cost $160,000)			160,000

Total Value of Securities – 99.34% (cost $8,954,721)			$9,982,263

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2014, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

■	Securities listed and traded on the Hong Kong Stock Exchange.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 4 in “Security type / country and sector allocations.”

7

Schedule of investments
Delaware Macquarie Global Infrastructure Fund

The following foreign currency exchange contracts were outstanding at May 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	(6,724)	USD	2,998	6/2/14	$(1)
BNYM	JPY	(1,709,885)	USD	16,791	6/4/14	(8)

						$(9)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – Bank of New York Mellon

BRL – Brazilian Real

HKD – Hong Kong Dollar

JPY – Japanese Yen

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

8

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Statement of assets and liabilities

Delaware Macquarie Global Infrastructure Fund	May 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$9,822,263
Short-term investments, at value[2]	160,000
Foreign currencies, at value[3]	5,952
Cash	1,487
Dividends and interest receivable	82,013
Receivables for securities sold	20,322
Receivable for fund shares sold	2,000
Investment management fees receivable	2,951

Total assets	10,096,988

Liabilities:
Payable for fund shares redeemed	1,962
Other accrued expenses	43,167
Distribution fees payable to affiliates	2,525
Other affiliates payable	972
Trustees’ fees and expenses payable	62
Unrealized loss on foreign currency exchange contracts	9

Total liabilities	48,697

Total Net Assets	$10,048,291

Net Assets Consist of:
Paid-in capital	$8,721,883
Accumulated net investment income	188,026
Accumulated net realized gain on investments	110,251
Net unrealized appreciation of investments and derivatives	1,028,131

Total Net Assets	$10,048,291

[1] Investments, at cost	$8,794,721
[2] Short-term investments, at cost	160,000
[3] Foreign currencies, at cost	5,952

10

Net Asset Value
Class A:
Net assets	$4,649,152
Shares of beneficial interest outstanding, unlimited authorization, no par	498,998
Net asset value per share	$9.32
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.89

Class C:
Net assets	$1,826,720
Shares of beneficial interest outstanding, unlimited authorization, no par	196,381
Net asset value per share	$9.30

Class R:
Net assets	$13,983
Shares of beneficial interest outstanding, unlimited authorization, no par	1,501
Net asset value per share	$9.32

Institutional Class:
Net assets	$3,558,436
Shares of beneficial interest outstanding, unlimited authorization, no par	381,977
Net asset value per share	$9.32

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Macquarie Global Infrastructure Fund	Six months ended May 31, 2014 (Unaudited)

Investment Income:
Dividends	$212,699
Interest	46
Foreign tax withheld	(12,464)

200,281

Expenses:
Management fees	48,000
Distribution expenses – Class A	6,304
Distribution expenses – Class C	8,917
Distribution expenses – Class R	103
Registration fees	29,808
Audit and tax	16,414
Reports and statements to shareholders	8,352
Custodian fees	8,200
Dividend disbursing and transfer agent fees and expenses	5,128
Accounting and administration expenses	1,854
Legal fees	1,069
Trustees’ fees and expenses	275
Other	6,583

141,007
Less expenses waived	(61,320)
Less expense paid indirectly	(36)

Total operating expenses	79,651

Net Investment Income	120,630

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	414,980
Foreign currencies	4,306
Foreign currency exchange contracts	(4,040)

Net realized gain	415,246

Net change in unrealized appreciation (depreciation) of:
Investments	600,714
Foreign currencies	146
Foreign currency exchange contracts	(7)

Net change in unrealized appreciation (depreciation)	600,853

Net Realized and Unrealized Gain	1,016,099

Net Increase in Net Assets Resulting from Operations	$1,136,729

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Macquarie Global Infrastructure Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$120,630	$1,107,715
Net realized gain	415,246	2,529,444
Net change in unrealized appreciation (depreciation)	600,853	(245,387)

Net increase in net assets resulting from operations	1,136,729	3,391,772

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(43,584)	(137,974)
Class C	(8,251)	(28,069)
Class R	(423)	(604)
Institutional Class	(40,284)	(959,679)

Net realized gain:
Class A	(1,033,201)	(89,968)
Class C	(315,250)	(21,684)
Class R	(13,440)	(152)
Institutional Class	(845,109)	(839,541)

	(2,299,542)	(2,077,671)

Capital Share Transactions:
Proceeds from shares sold:
Class A	519,020	2,478,139
Class C	110,139	1,033,121
Class R	3	65,732
Institutional Class	268,486	9,888,723

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,047,050	185,264
Class C	323,425	48,214
Class R	13,851	755
Institutional Class	885,199	1,799,216

	3,167,173	15,499,164

14

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,184,454)	$(638,436)
Class C	(273,269)	(162,895)
Class R	(64,720)	(2)
Institutional Class	(1,942,145)	(40,137,168)

	(4,464,588)	(40,938,501)

Decrease in net assets derived from capital share transactions	(1,297,415)	(25,439,337)

Net Decrease in Net Assets	(2,460,228)	(24,125,236)

Net Assets:
Beginning of period	12,508,519	36,633,755

End of period (including undistributed net investment income of $188,026 and $159,938, respectively)	$10,048,291	$12,508,519

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Macquarie Global Infrastructure Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (Loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Portfolio turnover is representative of the Fund for the period Dec. 31, 2009 through Nov. 30, 2010.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/14[1]	Year ended			1/19/10[2] to

(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10
$10.260	$9.490	$8.790	$8.670	$8.730

0.102	0.321	0.215	0.245	0.155
0.870	0.980	0.783	0.102	(0.111)

0.972	1.301	0.998	0.347	0.044

(0.078)	(0.283)	(0.189)	(0.166)	(0.104)
(1.834)	(0.248)	(0.109)	(0.061)	—

(1.912)	(0.531)	(0.298)	(0.227)	(0.104)

$9.320	$10.260	$9.490	$8.790	$8.670

11.68%	14.27%	11.52%	4.05%	0.63%

$4,649	$5,813	$3,404	$1,298	$667
1.45%	1.45%	1.45%	1.45%	1.45%

2.60%	1.84%	1.83%	2.53%	12.24%
2.30%	3.23%	2.32%	2.70%	2.15%

1.15%	2.84%	1.94%	1.62%	(8.64% )
15%	66%	65%	33%	87%[5]

17

Financial highlights

Delaware Macquarie Global Infrastructure Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (Loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the period Dec. 31, 2009 through Nov. 30, 2010.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/14[1]	Year ended			1/19/10[2] to

(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10
$10.240	$9.480	$8.780	$8.660	$8.730

0.069	0.247	0.145	0.177	0.102
0.873	0.972	0.779	0.102	(0.106)

0.942	1.219	0.924	0.279	(0.004)

(0.048)	(0.211)	(0.115)	(0.098)	(0.066)
(1.834)	(0.248)	(0.109)	(0.061)	—

(1.882)	(0.459)	(0.224)	(0.159)	(0.066)

$9.300	$10.240	$9.480	$8.780	$8.660

11.29%	13.33%	10.75%	3.15%	0.04%

$1,827	$1,798	$774	$503	$114
2.20%	2.20%	2.20%	2.20%	2.20%

3.35%	2.55%	2.53%	3.23%	12.94%
1.55%	2.48%	1.57%	1.95%	1.40%

0.40%	2.13%	1.24%	0.92%	(9.34% )
15%	66%	65%	33%	87%[5]

19

Financial highlights

Delaware Macquarie Global Infrastructure Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (Loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Portfolio turnover is representative of the Fund for the period Dec. 31, 2009 through Nov. 30, 2010.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/14[1]	Year ended			1/19/10[2] to

(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10
$10.250	$9.480	$8.790	$8.670	$8.730

0.090	0.301	0.190	0.223	0.137
0.875	0.978	0.774	0.103	(0.108)

0.965	1.279	0.964	0.326	0.029

(0.061)	(0.261)	(0.165)	(0.145)	(0.089)
(1.834)	(0.248)	(0.109)	(0.061)	—

(1.895)	(0.509)	(0.274)	(0.206)	(0.089)

$9.320	$10.250	$9.480	$8.790	$8.670

11.57%	14.02%	11.24%	3.69%	0.45%

$14	$75	$6	$5	$5
1.70%	1.70%	1.70%	1.70%	1.70%

2.85%	2.10%	2.13%	2.83%	12.54%
2.05%	2.98%	2.07%	2.45%	1.90%

0.90%	2.58%	1.64%	1.32%	(8.94% )
15%	66%	65%	33%	87%[5]

21

Financial highlights

Delaware Macquarie Global Infrastructure Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/14[1]	Year ended			12/31/09[2] to

(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10
$10.260	$9.490	$8.790	$8.670	$8.500

0.113	0.342	0.237	0.266	0.170
0.870	0.985	0.782	0.106	0.118

0.983	1.327	1.019	0.372	0.288

(0.089)	(0.309)	(0.210)	(0.191)	(0.118)
(1.834)	(0.248)	(0.109)	(0.061)	—

(1.923)	(0.557)	(0.319)	(0.252)	(0.118)

$9.320	$10.260	$9.490	$8.790	$8.670

11.81%	14.57%	11.91%	4.22%	3.53%

$3,558	$4,823	$32,450	$18,317	$2,071
1.20%	1.20%	1.20%	1.20%	1.20%

2.35%	1.55%	1.53%	2.23%	11.66%
2.55%	3.48%	2.57%	2.95%	2.23%

1.40%	3.13%	2.24%	1.92%	(8.23% )
15%	66%	65%	33%	87%

23

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund	May 31, 2014 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund, and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Macquarie Global Infrastructure Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of

24

preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports foreign capital gain taxes and foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the

25

Notes to financial statements

Delaware Macquarie Global Infrastructure Fund

1. Significant Accounting Policies (continued)

ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2014, the Fund earned $36 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.90% on the first $500 million of average daily net assets of the Fund, 0.85% on the next $500 million, 0.80% on the next $1.5 billion and 0.75% on average daily net assets in excess of $2.5 billion.

DMC, on behalf of the Fund, has entered into an investment sub-advisory agreement with Macquarie Capital Investment Management LLC (MCIM), which is an affiliate of DMC. Both DMC and MCIM are wholly owned subsidiaries of Macquarie Group Limited. For its sub-advisory services, MCIM receives an asset-based fee from DMC. Such sub-advisory fee is paid by DMC, and not from the assets of the Fund.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.20% of average daily net assets of the Fund from Dec. 1, 2013 through May 31, 2014.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the

26

aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $257 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statements of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended May 31, 2014, the amount charged by DSC was $1,170. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund was charged $169 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2014, DDLP earned $2,092 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*	The contractual waiver period is March 28, 2013 through March 30, 2015.

27

Notes to financial statements

Delaware Macquarie Global Infrastructure Fund

3. Investments

For the six months ended May 31, 2014, the Fund made purchases of $1,597,812 and sales of $5,143,480 of investment securities other than short-term investments.

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$9,198,110

Aggregate unrealized appreciation	$1,307,381
Aggregate unrealized depreciation	(523,228)

Net unrealized appreciation	$784,153

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3

28

investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$9,374,434	$—	$—	$9,374,434
Right	—	—	—	—
U.S. Master Limited Partnerships	447,829	—	—	447,829
Short-Term Investments	—	160,000	—	160,000

Total	$9,822,263	$160,000	$—	$9,982,263

Foreign Currency Exchange Contracts	$—	$(9)	$—	$(9)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

29

Notes to financial statements

Delaware Macquarie Global Infrastructure Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/14	11/30/13

Shares sold:
Class A	59,111	252,261
Class C	12,837	104,854
Class R	—	6,637
Institutional Class	29,197	1,005,744

Shares issued upon reinvestment of dividends and distributions:
Class A	125,483	19,474
Class C	38,742	5,080
Class R	1,660	77
Institutional Class	106,126	191,182

	373,156	1,585,309

Shares redeemed:
Class A	(252,310)	(63,871)
Class C	(30,682)	(16,115)
Class R	(7,487)	—
Institutional Class	(223,659)	(4,147,816)

	(514,138)	(4,227,802)

Net decrease	(140,982)	(2,642,493)

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of May 31, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

30

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2014, the Fund entered into foreign currency exchange contracts to faciliate or expidite the settlement of portfolio transactions.

At May 31, 2014, the Fund had foreign currency risk, which is disclosed in the statement of assets and liabilities and statement of operations.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended May 31, 2014.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$9,360	$29,200

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is

31

Notes to financial statements

Delaware Macquarie Global Infrastructure Fund

7. Offsetting (continued)

effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At May 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(9)	$(9)

Total	$—	$(9)	$(9)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$(9)	$—	$—	$—	$—	$(9)

Total	$(9)	$—	$—	$—	$—	$(9)

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Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America
Merrill Lynch	$52,475	$(52,475)	$—	$—
BNP Paribas	107,525	(107,525)	—	—

Total	$160,000	$(160,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed, and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities, and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned

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Notes to financial statements

Delaware Macquarie Global Infrastructure Fund

8. Securities Lending (continued)

and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended May 31, 2014, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale

34

pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

35

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA	Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Macquarie Global Infrastructure Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2014